UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Loeb Arbitrage Management LP
Address: 61 Broadway
         New York, NY  10006

13F File Number:  028-06940

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David S. Hampson
Title:     Senior Vice President
Phone:     (212) 483-7086

Signature, Place, and Date of Signing:

 /s/ David S. Hampson     New York, NY     November 14, 2012

AS OF JANUARY 1, 2012, THE PRIMARY FUND MANAGED BY LOEB ARBITRAGE MANAGEMENT LP ("LAM") INVESTED VIRTUALLY ALL OF ITS ASSETS INTO A MASTER FUND MANAGED BY LOEB OFFSHORE MANAGEMENT LP ("LOM"). AS A RESULT, LOM WILL NOW FILE THE FORM 13F-HR AND LAM WILL NOTICE FILE USING FORM 13F-NT.

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-13176                     Loeb Offshore Management LP